Total Return Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Common Stocks -- 86.7%


Security                                         Shares         Value
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.5%
--------------------------------------------------------------------------------
Ovation, Inc.*++                                   238,168      $     1,981,558
--------------------------------------------------------------------------------

                                                                $     1,981,558
--------------------------------------------------------------------------------

Electric Utilities -- 29.2%
--------------------------------------------------------------------------------
Central Louisiana Electric Co.                     210,000      $     6,798,750
Cilcorp, Inc.                                      130,000            6,353,750
DPL, Inc.                                          500,000           14,375,001
DQE, Inc.                                          450,000           15,806,251
Electric de Portugal ADR*                           20,000              775,000
Endesa S.A. ADR                                    200,000            3,637,500
LG & E Energy Corp.                                  6,500              160,875
Long Island Lighting Co.                           175,000            5,271,875
National Grid Holdings                           2,875,000           13,730,001
NIPSCO Industries, Inc.                            325,000           16,067,189
Pinnacle West Capital Corp.                        350,000           14,831,251
PowerGen PLC                                     1,000,000           13,080,901
Sierra Pacific Resources                           150,000            5,625,000
Southern Electric                                  500,000            3,998,300
United Utilities PLC                                 7,807              100,838
--------------------------------------------------------------------------------
                                                                $   120,612,482
--------------------------------------------------------------------------------

Natural Gas Utilities -- 3.9%
--------------------------------------------------------------------------------
K N Energy                                         300,000      $    16,200,001
--------------------------------------------------------------------------------
                                                                $    16,200,001
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 2.1%
--------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                    180,000      $     8,662,500
--------------------------------------------------------------------------------
                                                                $     8,662,500
--------------------------------------------------------------------------------

Oil and  Gas - Exploration
and Production -- 2.9%
--------------------------------------------------------------------------------
Coho Energy Inc.*                                  150,000      $     1,368,750
EEX Corporation*                                   800,000            7,250,000
Louis Dreyfus Natural Gas*                         180,000            3,363,750
--------------------------------------------------------------------------------
                                                                $    11,982,500
--------------------------------------------------------------------------------

REITS -- 23.4%
--------------------------------------------------------------------------------
Annaly Mortgage, Inc., 144A                        350,000      $     3,828,125
Criimi Mae, Inc.                                   650,000            9,750,000
Equity Office Properties                           150,415            4,747,473
Excel Realty Trust, Inc.                           125,000            3,937,500
First Union Real Estate                             50,000              812,500
Hanover Capital Mortgage                            50,000              825,000
Imperial Credit Commercial
   Mortgage Investment                             150,000            2,193,750
Mack-Cali Realty Corp.                             300,000           12,300,001
Ocwen Asset Investment Corp.                       400,000            8,200,000
Parkway Properties Inc.                            175,000            6,004,688
Prime Group Realty Trust                           290,000            5,872,500
Prime Retail, Inc.                                 250,000            3,546,875
Security Capital US Realty Trust*                  600,000            8,520,000
Sunstone Hotel Investors, Inc.                     525,000            9,056,250
Tower Realty Trust, Inc.                           300,000            7,387,500
Vornado Realty Trust                               210,000            9,856,876
--------------------------------------------------------------------------------
                                                                $    96,839,038
--------------------------------------------------------------------------------

Telephone Utilities -- 24.7%
--------------------------------------------------------------------------------
ACC Corp.*                                         300,000      $    15,150,001
Bell Atlantic Corp.                                100,000            9,100,000
BellSouth Corp.                                    375,000           21,117,189
Energis*                                         4,050,000           16,926,166
GTE Corp.                                          100,000            5,225,000
MCI Communications Corp.                           250,000           10,703,126
Metronet Communications*                           100,000            1,737,500
Nextlink Communications*                            26,000              554,125
SBC Communications, Inc.                           250,000           18,312,501
Tel Save Holdings, Inc.*                            50,000              993,750
Trescom International, Inc.*                       335,000            2,491,563
--------------------------------------------------------------------------------
                                                                $   102,310,921
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $290,500,017)                             $   358,589,000
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 7.6%


Business Services - Miscellaneous -- 0.7%
--------------------------------------------------------------------------------
Newell Financial Trust*                             50,000      $     2,612,500
--------------------------------------------------------------------------------
                                                                $     2,612,500
--------------------------------------------------------------------------------

REITS -- 4.4%
--------------------------------------------------------------------------------
Excel Realty                                       375,000      $    11,378,889
Vornado Realty Trust                                40,000            2,640,000

                       See notes to financial statements

Total Return Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                           Shares          Value
--------------------------------------------------------------------------------

REITS (continued)
--------------------------------------------------------------------------------
Walden Residential                                 140,000         $  4,130,000
--------------------------------------------------------------------------------
                                                                   $ 18,148,889
--------------------------------------------------------------------------------

Telephone Utilities -- 2.5%
--------------------------------------------------------------------------------
Intermedia Communications, Inc.                     25,000         $    950,000
Intermedia Communications, Inc., 144A*             250,000            9,500,000
--------------------------------------------------------------------------------
                                                                   $ 10,450,000
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
     (identified cost $24,737,650)                                 $ 31,211,389
--------------------------------------------------------------------------------

Warrants -- 0.1%

REITS -- 0.1%
--------------------------------------------------------------------------------
Walden Residential Warrants*                       340,000         $    425,000
--------------------------------------------------------------------------------
                                                                   $    425,000
--------------------------------------------------------------------------------

Total Warrants
     (identified cost $0)                                          $    425,000
--------------------------------------------------------------------------------

Convertible Bonds -- 6.9%

                                                Principal
                                                Amount
Security                                        (000's omitted)    Value
--------------------------------------------------------------------------------
Loews Corp., 3.125%, 9/15/07                    $   10,000         $  9,813,001
Midcom Communications, 144A,
   8.25%, 8/15/03+                                  10,000            3,100,000
Ovation, Inc., 9.75%, 2/23/01++                      2,000            1,800,000
SA Telecommunications, 10.00%, 8/15/06+              3,000            1,050,000
Smartalk Teleservices, 144A,
   5.75%, 9/15/04                                   12,000           12,772,501
--------------------------------------------------------------------------------

Total Convertible Bonds
     (identified cost $37,862,169)                                 $ 28,535,502
--------------------------------------------------------------------------------

Corporate Bonds -- 3.2%

--------------------------------------------------------------------------------
Bank Plus Corp., 12.00%, 7/18/07                $   10,625         $ 11,953,126
Orbital Sciences, 144A, 5.00%, 10/1/02               1,000            1,281,250
--------------------------------------------------------------------------------

Total Corporate Bonds
     (identified cost $12,018,750)                                 $ 13,234,376
--------------------------------------------------------------------------------

Commercial Paper -- 1.2%

--------------------------------------------------------------------------------
Associates Corp., N.A., 6.70%, 1/2/98           $    5,167         $  5,166,038
--------------------------------------------------------------------------------
Total Commercial Paper
     (amortized cost $5,166,038)                                   $  5,166,038
--------------------------------------------------------------------------------
Total Investments -- 105.7%
     (identified cost $370,284,624)                                $437,161,305
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.7)%                           $(23,752,406)
--------------------------------------------------------------------------------

Net Assets -- 100%                                                 $413,408,899
--------------------------------------------------------------------------------

*   Non-income producing security.

+   The issuer has filed for chapter 11 bankruptcy.

++ Valued in good faith at fair value using procedures approved by the board of directors (see note 1 of Notes to Financial Statements).

                       See notes to financial statements

Total Return Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
-----------------------------------------------------------------------------------------
Investments, at value (Note 1A) (identified cost,
 $370,284,624)                                                          $   437,161,305
Cash                                                                              2,897
Dividends and interest receivable                                             2,695,749
Miscellaneous receivable                                                         15,213
Tax reclaim receivable                                                           24,608
Deferred organization expenses (Note 1I)                                          2,592
-----------------------------------------------------------------------------------------
Total assets                                                            $   439,902,364
-----------------------------------------------------------------------------------------


Liabilities
-----------------------------------------------------------------------------------------
Payable for investments purchased                                       $    26,418,623
Payable to affiliate for Trustees' fees (Note 2)                                  4,700
Accrued expenses                                                                 70,142
-----------------------------------------------------------------------------------------
Total liabilities                                                       $    26,493,465
-----------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio               $   413,408,899
-----------------------------------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                 $   346,511,992
Net unrealized appreciation of investments (computed on
     the basis of identified cost)                                           66,896,907
-----------------------------------------------------------------------------------------
Total                                                                   $   413,408,899
-----------------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
December 31, 1997
Investment Income (Note 1B)
-----------------------------------------------------------------------------------------
Dividends (net of foreign taxes, $369,852)                              $    18,358,463
Interest income                                                               3,800,498
-----------------------------------------------------------------------------------------
Total income                                                            $    22,158,961
-----------------------------------------------------------------------------------------


Expenses
-----------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                         $     2,839,559
Compensation of Trustees not members of the
     Investment Adviser's organization (Note 2)                                  14,929
Custodian fee                                                                   222,143
Legal and accounting services                                                    55,601
Amortization of organization expenses (Note 1I)                                   5,029
Miscellaneous                                                                    78,065
-----------------------------------------------------------------------------------------
Total expenses                                                          $     3,215,326
-----------------------------------------------------------------------------------------

Net investment income                                                   $    18,943,635
-----------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-----------------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)                    $    34,492,215
     Foreign currency transactions                                               (6,190)
-----------------------------------------------------------------------------------------
Net realized gain on investment transactions                            $    34,486,025
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                $    11,999,383
     Foreign currency transactions                                                5,521
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                     $    12,004,904
-----------------------------------------------------------------------------------------

Net realized and unrealized gain on investments                         $    46,490,929
-----------------------------------------------------------------------------------------

Net increase in net assets from operations                              $    65,434,564
-----------------------------------------------------------------------------------------


                       See notes to financial statements

Total Return Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                       Year Ended                  Year Ended
in Net Assets                             December 31, 1997           December 31, 1996
----------------------------------------------------------------------------------------
From operations --
     Net investment income                  $    18,943,635            $     29,247,918
     Net realized gain                           34,486,025                  46,868,346
         on investments
     Net change in unrealized
         appreciation
         (depreciation)                          12,004,904                 (41,698,849)
         of investments
----------------------------------------------------------------------------------------

Net increase in net assets
     from operations                        $    65,434,564            $     34,417,415
----------------------------------------------------------------------------------------

Capital transactions --
     Contributions                          $    47,969,480            $     18,255,080
     Withdrawals                               (155,062,140)               (119,275,825)
----------------------------------------------------------------------------------------

Net decrease in net assets from
     capital transactions                   $  (107,092,660)           $   (101,020,745)
----------------------------------------------------------------------------------------

Net decrease in net assets                  $   (41,658,096)           $    (66,603,330)
----------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------
At beginning of year                        $   455,066,995            $    521,670,325
----------------------------------------------------------------------------------------
At end of year                              $   413,408,899            $    455,066,995
----------------------------------------------------------------------------------------

                       See notes to financial statements

Total Return Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                   Year Ended December 31,
                                                        --------------------------------------------------------------------------
                                                               1997          1996           1995           1994          1993*
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                      0.75 %         0.85%         0.84 %         0.85%           0.91%+
Net investment income                                         4.42 %         5.94%         4.83 %         5.22%           4.57%+
Portfolio Turnover                                             169 %          166%          103 %          107%             16%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                $   0.0429     $   0.0374    $       --     $       --      $       --
----------------------------------------------------------------------------------------------------------------------------------


Leverage Analysis:
----------------------------------------------------------------------------------------------------------------------------------
Average daily balance of debt outstanding during
     year (000's omitted)                               $      922     $      217    $      232     $    3,137      $   15,452
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                 $  413,409     $  455,067    $  521,670     $  505,567      $  636,567
----------------------------------------------------------------------------------------------------------------------------------

+      Annualized.

* For the period from the start of business, October 28, 1993 to December 31, 1993.

/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Total Return Portfolio as of December 31, 1997
NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
   ----------------------------------------------------------------------------
   Total Return Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

Total Return Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   G Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   H Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for are fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

   I Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   J Other -- Investment transactions are accounted for on a trade date basis.

   K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended December 31, 1997, the fee was equivalent to 0.66% of the Portfolio's average net assets for such period and amounted to $2,839,559. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $704,111,417 and $772,863,330, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, were as follows:


   Aggregate cost                                                  $373,101,094
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $ 81,033,066

   Gross unrealized depreciation                                   (16,972,855)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $ 64,060,211
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of

Total Return Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.


6  Financial Instruments
   ----------------------------------------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1997 there were no outstanding obligations under these financial instruments.

Total Return Portfolio as of December 31, 1997

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Total Return Portfolio
-------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Total Return Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the supplementary data for each of the four years ended December 31, 1997 and for the period from October 28, 1993 (start of business) to December 31, 1993. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 1997, and the results of its operations, the changes in its net assets for each of the two years ended December 31, 1997 and the supplementary data for each of the four years ended December 31, 1997 and for the period from October 23, 1993 (start of business) to December 31, 1993, in conformity with generally accepted accounting principles.


                                                 COOPERS & LYBRAND L.L.P.
                                                 Boston, Massachusetts
                                                 February 6, 1998

Total Return Portfolio as of December 31, 1997


Total Return Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Timothy O'Brien
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant